Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Benefit Plan Change In Benefit Obligation RollForward
The following tables provide a rollforward of the changes in the benefit obligations and plan assets of Exelon for the most recent two years for all plans combined:

	Pension Benefits		OPEB
	2021	2020	2021	2020
Change in benefit obligation:
Net benefit obligation as of the beginning of year	$14,861	$13,652	$2,661	$2,692
Service cost	294	251	51	56
Interest cost	406	476	69	93
Plan participants’ contributions	—	—	32	31
Actuarial (gain) loss(a)	(442)	1,252	(116)	38
Plan amendments	—	—	—	(64)
Settlements	(23)	(19)	(5)	(5)
Gross benefits paid	(860)	(751)	(190)	(180)
Net benefit obligation as of the end of year	$14,236	$14,861	$2,502	$2,661

	Pension Benefits		OPEB
	2021	2020	2021	2020
Change in plan assets:
Fair value of net plan assets as of the beginning of year	$11,883	$10,859	$1,635	$1,627
Actual return on plan assets	822	1,488	130	122
Employer contributions	343	306	63	40
Plan participants’ contributions	—	—	32	31
Gross benefits paid	(860)	(751)	(190)	(180)
Settlements	(23)	(19)	(5)	(5)
Fair value of net plan assets as of the end of year	$12,165	$11,883	$1,665	$1,635
__________
(a)The pension and OPEB gains in 2021 primarily reflect an increase in the discount rate. In 2020, the actuarial losses primarily reflect a decrease in the discount rate. OPEB losses in 2020 were offset by gains related to plan changes.

Schedule of Amounts Recognized in Balance Sheet
Exelon presents its benefit obligations and plan assets net on its balance sheet within the following line items:

	Pension Benefits		OPEB
	2021	2020	2021	2020
Other current liabilities	$20	$32	$26	$24
Pension obligations	2,051	2,946	—	—
Non-pension postretirement benefit obligations	—	—	811	1,002
Unfunded status (net benefit obligation less plan assets)	$2,071	$2,978	$837	$1,026

Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets
The following table provides the ABO and fair value of plan assets for all pension plans with an ABO in excess of plan assets. Information for pension and OPEB plans with projected benefit obligations (PBO) and accumulated postretirement benefit obligation (APBO), respectively, in excess of plan assets has been disclosed in the Obligations and Plan Assets table above as all pension and OPEB plans are underfunded.

	Exelon
ABO in Excess of Plan Assets	2021	2020
ABO	$13,497	$14,037
Fair value of net plan assets	12,165	11,883

Calculation of Net Periodic Benefit Costs	The following table presents the components of Exelon’s net periodic benefit costs, prior to capitalization, for the years ended December 31, 2021, 2020, and 2019.

	Pension Benefits			OPEB
	2021	2020	2019	2021	2020	2019
Components of net periodic benefit cost:
Service cost	$294	$251	$218	$51	$56	$55
Interest cost	406	476	553	69	93	114
Expected return on assets	(843)	(796)	(763)	(99)	(101)	(95)
Amortization of:
Prior service cost (credit)	2	3	1	(25)	(76)	(104)
Actuarial loss	399	349	289	27	34	32
Curtailment benefits	—	—	—	—	(1)	—
Settlement and other charges	7	6	6	1	1	—
Contractual termination benefits	—	—	1	—	—	—
Net periodic benefit cost	$265	$289	$305	$24	$6	$2

Schedule Of Pension And Other Postretirement Benefit Costs	The amounts below represent the Registrants' allocated pension and OPEB costs. For Exelon, the service cost component is included in Operating and maintenance expense and Property, plant, and equipment, net while the non-service cost components are included in Other, net and Regulatory assets. For the Utility Registrants, the service cost and non-service cost components are included in Operating and maintenance expense and Property, plant, and equipment, net in their consolidated financial statements.

For the Years Ended December 31,	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
2021	$288	$129	$8	$64	$49	$6	$2	$11
2020	296	114	5	64	70	15	7	14
2019	307	96	12	61	95	25	15	16

Changes In Plan Assets And Benefit Obligations Recognized In OCI And Regulatory Assets	The following tables provide the components of AOCI and regulatory assets (liabilities) for Exelon for the years ended December 31, 2021, 2020, and 2019 for all plans combined. The tables include amounts related to Generation prior to the separation.

	Pension Benefits			OPEB
	2021	2020	2019	2021	2020	2019
Changes in plan assets and benefit obligations recognized in AOCI and regulatory assets (liabilities):
Current year actuarial (gain) loss	$(700)	$941	$538	$(270)	$22	$80
Amortization of actuarial loss	(598)	(512)	(414)	(37)	(49)	(45)
Current year prior service cost (credit)	—	—	68	—	(111)	—
Amortization of prior service (cost) credit	(3)	(4)	—	34	124	179
Curtailments	—	—	(3)	—	1	—
Settlements	(27)	(14)	(17)	(1)	(1)	(1)
Total recognized in AOCI and regulatory assets (liabilities)	$(1,328)	$411	$172	$(274)	$(14)	$213

Total recognized in AOCI	$(747)	$271	$169	$(130)	$6	$107
Total recognized in regulatory assets (liabilities)	$(581)	$140	$3	$(144)	$(20)	$106

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
The following table provides the components of gross accumulated other comprehensive loss and regulatory assets (liabilities) for Exelon that have not been recognized as components of periodic benefit cost as of December 31, 2021 and 2020, respectively, for all plans combined:

	Pension Benefits		OPEB
	2021	2020	2021	2020
Prior service cost (credit)	$32	$35	$(111)	$(145)
Actuarial loss	6,752	8,077	230	538
Total	$6,784	$8,112	$119	$393

Total included in AOCI	$3,592	$4,339	$53	$183
Total included in regulatory assets (liabilities)	$3,192	$3,773	$66	$210

Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation	For Exelon, the following assumptions were used to determine the benefit obligations for the plans as of December 31, 2021 and 2020. Assumptions used to determine year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

	Pension Benefits				OPEB
	2021		2020		2021		2020
Discount rate	2.92%	(a)	2.58%	(a)	2.88%	(a)	2.51%	(a)
Investment crediting rate	3.75%	(b)	3.72%	(b)	N/A		N/A
Rate of compensation increase	3.75%		3.75%		3.75%		3.75%
Mortality table	Pri-2012 table with MP- 2021 improvement scale (adjusted)		Pri-2012 table with MP- 2020 improvement scale (adjusted)		Pri-2012 table with MP- 2021 improvement scale (adjusted)		Pri-2012 table with MP- 2020 improvement scale (adjusted)
Health care cost trend on covered charges	N/A		N/A		Initial and ultimate rate of 5.00%		Initial and ultimate trend of 5.00%
__________
(a)The discount rates above represent the blended rates used to determine the majority of Exelon’s pension and OPEB obligations. Certain benefit plans used individual rates, which range from 2.55% - 3.02% and 2.84% - 2.92% for pension and OPEB plans, respectively, as of December 31, 2021 and 2.11% - 2.73% and 2.45% - 2.63% for pension and OPEB plans, respectively, as of December 31, 2020.
(b)The investment crediting rate above represents a weighted average rate.

Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost
The following assumptions were used to determine the net periodic benefit cost for Exelon for the years ended December 31, 2021, 2020 and 2019:

	Pension Benefits						OPEB
	2021		2020		2019		2021		2020		2019
Discount rate	2.58%	(a)	3.34%	(a)	4.31%	(a)	2.51%	(a)	3.31%	(a)	4.30%	(a)
Investment crediting rate	3.72%	(b)	3.82%	(b)	4.46%	(b)	N/A		N/A		N/A
Expected return on plan assets	7.00%	(c)	7.00%	(c)	7.00%	(c)	6.46%	(c)	6.69%	(c)	6.67%	(c)
Rate of compensation increase	3.75%	(d)	3.75%	(d)	3.25%	(d)	3.75%	(d)	3.75%	(d)	3.25%	(d)
Mortality table	Pri-2012 table with MP- 2020 improvement scale (adjusted)		Pri-2012 table with MP - 2019 improvement scale (adjusted)		RP-2000 table projected to 2012 with improvement scale AA, with Scale BB-2D improvements (adjusted)		Pri-2012 table with MP- 2020 improvement scale (adjusted)		Pri-2012 table with MP - 2019 improvement scale (adjusted)		RP-2000 table projected to 2012 with improvement scale AA, with Scale BB-2D improvements (adjusted)
Health care cost trend on covered charges	N/A		N/A		N/A		Initial and ultimate rate of 5.00%		Initial and ultimate rate of 5.00%		5.00% with ultimate trend of 5.00% in 2017
__________
(a)The discount rates above represent the blended rates used to establish the majority of Exelon’s pension and OPEB costs. Certain benefit plans used individual rates, which range from 2.11%-2.73% and 2.45%-2.63% for pension and OPEB plans, respectively, for the year ended December 31, 2021; 3.02%-3.44% and 3.27%-3.40% for pension and OPEB plans; respectively, for the year ended December 31, 2020; and 4.13%-4.36% and 4.27%-4.38% for pension and OPEB plans, respectively, for the year ended December 31, 2019.
(b)The investment crediting rate above represents a weighted average rate.
(c)Not applicable to pension and OPEB plans that do not have plan assets.
(d)3.25% through 2019 and 3.75% thereafter.

Pension And Other Postretirement Benefit Contributions	The following tables provide contributions to the pension and OPEB plans:

	Pension Benefits			OPEB
	2021	2020	2019	2021	2020	2019
Exelon	$343	$306	$196	$63	$40	$36
ComEd	174	143	72	22	5	5
PECO	17	18	27	1	—	1
BGE	57	56	34	24	22	14
PHI	39	30	10	9	9	15
Pepco	2	2	2	9	9	12
DPL	1	—	1	—	—	—
ACE	3	2	—	—	—	1
The following table provides all Registrants' planned contributions to the qualified pension plans, planned benefit payments to non-qualified pension plans, and planned contributions to OPEB plans in 2022:

	Qualified Pension Plans	Non-Qualified Pension Plans	OPEB
Exelon	$313	$23	$39
ComEd	173	2	12
PECO	12	1	2
BGE	48	2	16
PHI	60	10	7
Pepco	2	1	6
DPL	1	1	—
ACE	7	—	—

Schedule of Expected Benefit Payments
Estimated future benefit payments to participants in all of the pension plans and postretirement benefit plans as of December 31, 2021 were:

	Pension Benefits	OPEB
2022	$769	$146
2023	775	147
2024	792	147
2025	794	147
2026	792	149
2027 through 2031	4,021	742
Total estimated future benefits payments through 2031	$7,943	$1,478

Defined Benefit Plan Weighted Average Asset Allocations And Target Allocations
Exelon’s pension and OPEB plan target asset allocations as of December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020
Asset Category	Pension Benefits	OPEB	Pension Benefits	OPEB
Equity securities	35%	44%	34%	45%
Fixed income securities	41%	41%	43%	39%
Alternative investments(a)	24%	15%	23%	16%
Total	100%	100%	100%	100%
__________
(a)Alternative investments include private equity, hedge funds, real estate, and private credit.

Defined Benefit Plan Fair Value Of Plan Assets
The following tables present pension and OPEB plan assets measured and recorded at fair value in Exelon's Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2021 and 2020:

	December 31, 2021					December 31, 2020
	Level 1	Level 2	Level 3	Not subject to leveling	Total	Level 1	Level 2	Level 3	Not subject to leveling	Total
Pension plan assets(a)
Cash equivalents	$260	$91	$—	$—	$351	$238	$71	$—	$—	$309
Equities(b)	2,699	—	2	1,273	3,974	2,485	—	1	1,491	3,977
Fixed income:
U.S. Treasury and agencies	1,002	176	—	—	1,178	664	214	—	—	878
State and municipal debt	—	47	—	—	47	—	50	—	—	50
Corporate debt(c)	—	2,523	325	—	2,848	—	2,846	336	—	3,182
Other(b)	43	161	12	301	517	—	140	12	314	466
Fixed income subtotal	1,045	2,907	337	301	4,590	664	3,250	348	314	4,576
Private equity	—	—	—	1,124	1,124	—	—	—	953	953
Hedge funds	—	—	—	774	774	—	—	—	768	768
Real estate	—	—	—	760	760	—	—	—	631	631
Private credit	—	—	130	603	733	—	—	136	611	747
Pension plan assets subtotal	4,004	2,998	469	4,835	12,306	3,387	3,321	485	4,768	11,961

OPEB plan assets(a)
Cash equivalents	54	41	—	—	95	32	33	—	—	65
Equities	387	2	—	324	713	396	1	—	364	761
Fixed income:
U.S. Treasury and agencies	14	44	—	—	58	10	42	—	—	52
State and municipal debt	—	7	—	—	7	—	57	—	—	57
Corporate debt(c)	—	74	—	—	74	—	57	—	—	57
Other	223	4	—	136	363	182	2	—	115	299
Fixed income subtotal	237	129	—	136	502	192	158	—	115	465
Hedge funds	—	—	—	175	175	—	—	—	197	197
Real estate	—	—	—	86	86	—	—	—	71	71
Private credit	—	—	—	84	84	—	—	—	75	75
OPEB plan assets subtotal	678	172	—	805	1,655	620	192	—	822	1,634
Total pension and OPEB plan assets(d)	$4,682	$3,170	$469	$5,640	$13,961	$4,007	$3,513	$485	$5,590	$13,595
__________
(a)See Note 16—Fair Value of Financial Assets and Liabilities for a description of levels within the fair value hierarchy.
(b)Includes derivative instruments of $(2) million and $1 million for the years ended December 31, 2021 and 2020, respectively, which have total notional amounts of $3,481 million and $4,018 million as of December 31, 2021 and 2020, respectively. The notional principal amounts for these instruments provide one measure of the transaction volume outstanding as of the fiscal years ended and do not represent the amount of the company’s exposure to credit or market loss.
(c)Includes investments in equities sold short held in investment vehicles primarily to hedge the equity option component of its convertible debt. Pension equities sold short totaled $(44) million and $(56) million as of December 31, 2021 and 2020, respectively. OPEB equities sold short totaled $(18) million and $(27) million as of December 31, 2021 and 2020, respectively.
(d)Excludes net liabilities of $131 million and $77 million as of December 31, 2021 and 2020, respectively, which include certain derivative assets that have notional amounts of $127 million and $140 million as of December 31, 2021 and 2020, respectively. These items are required to reconcile to the fair value of net plan assets and consist primarily of receivables or payables related to pending securities sales and purchases, interest and dividends receivable, and repurchase agreement obligations. The repurchase agreements generally have maturities ranging from 3-6 months.

Schedule of Changes in Fair Value of Plan Assets
The following table presents the reconciliation of Level 3 assets and liabilities for Exelon measured at fair value for pension and OPEB plans for the years ended December 31, 2021 and 2020:

	Fixed Income	Equities	Private Credit	Total
Pension Assets
Balance as of January 1, 2021	$348	$1	$136	$485
Actual return on plan assets:
Relating to assets still held as of the reporting date	(12)	—	18	6
Purchases, sales and settlements:
Purchases	10	—	5	15
Settlements(a)	(13)	—	(29)	(42)
Transfers into Level 3	4	1	—	5
Balance as of December 31, 2021	$337	$2	$130	$469

	Fixed Income	Equities	Private Credit	Total
Pension Assets
Balance as of January 1, 2020	$144	$3	$138	$285
Actual return on plan assets:
Relating to assets still held as of the reporting date	11	(2)	9	18
Purchases, sales and settlements:
Purchases	20	—	14	34
Settlements(a)	(2)	—	(25)	(27)
Transfers into Level 3(b)	175	—	—	175
Balance as of December 31, 2020	$348	$1	$136	$485
__________
(a)Represents cash settlements only.
(b)In 2020, a contract was terminated for a certain fixed income commingled fund resulting in the ownership of certain fixed income securities which led to a transfer into Level 3 from not subject to leveling of $175 million.

Schedule Of Defined Contributions
The Registrants participate in various 401(k) defined contribution savings plans that are sponsored by Exelon. The plans are qualified under applicable sections of the IRC and allow employees to contribute a portion of their pre-tax and/or after-tax income in accordance with specified guidelines. All Registrants match a percentage of the employee contributions up to certain limits. The following table presents matching contributions to the savings plan for the years ended December 31, 2021, 2020, and 2019:

For the Years Ended December 31,	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
2021	$90	$35	$12	$12	14	$4	$3	$2
2020	95	36	12	13	14	4	3	3
2019	88	35	11	12	13	3	3	2